Organization and Principal Activities - Financial Performance and Cash flows of the Vies and their subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Variable Interest Entity [Line Items]
Revenues	¥ 1,150,444	$ 164,511	¥ 806,877	¥ 669,503
Cost of revenues	316,411	45,246	261,682	231,940
Net Income (Loss)	(257,713)	(36,851)	(617,557)	(602,898)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(24,362)	(3,484)	16,140	9,073
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Revenues	466,620	66,726	344,094	348,433
Cost of revenues	350,841	50,170	264,565	199,185
Net Income (Loss)	(54,250)	(7,758)	33,378	(64,999)
Net cash (used in) provided by operating activities	(288,705)	(41,284)	136,288	(31,775)
Net cash provided by (used in) investing activities	8,546	1,222	(75,602)	8,765
Net cash (used in) provided by financing activities	239,406	34,235	34,141	(22,223)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	¥ (1,433)	$ (205)	¥ 488	¥ 212